Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Statements
Operating Revenue	$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	1,861,669	1,813,706	1,777,304
Selling and administrative expenses	872,026	880,492	895,950
Amortization expense	65,298	91,352	136,000
Goodwill and trade name impairment	908,873	36,700
Restructuring charges	18,177	8,162	11,448
Total operating costs and expenses	3,726,043	2,830,412	2,820,702
Operating (Loss) Income	(532,762)	375,460	306,692
Non-operating Expense (Income):
Interest expense (income)	246,284	273,123	286,933
Interest and net investment loss (income)	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774
Other expense	622	700	733
(Loss) Income from Continuing Operations before Income Taxes	(827,377)	111,749	28,384
(Benefit) provision for income taxes	(114,260)	43,912	10,945
Equity in losses of joint venture	(226)
(Loss) Income from Continuing Operations	(713,343)	67,837	17,439
(Loss) income from discontinued operations, net of income taxes	(200)	(27,016)	(31,998)
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive Loss	(700,765)	51,980	(8,156)
The ServiceMaster Company
Operating Costs and Expenses:
Selling and administrative expenses	8,368	9,186	9,577
Amortization expense		222	222
Restructuring charges		35	1,208
Total operating costs and expenses	8,368	9,443	11,007
Operating (Loss) Income	(8,368)	(9,443)	(11,007)
Non-operating Expense (Income):
Interest expense (income)	178,427	189,677	196,647
Interest and net investment loss (income)	1,100	2,969	1,628
Loss on extinguishment of debt	55,554	774
(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(202,863)	(209,282)
(Benefit) provision for income taxes	(82,895)	(76,622)	(73,163)
(Loss) Income from Continuing Operations	(160,554)	(126,241)	(136,119)
Equity in earnings of subsidiaries (net of tax)	(552,989)	167,062	121,560
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive Loss	(700,765)	51,980	(8,156)
Guarantors
Condensed Consolidating Financial Statements
Operating Revenue	2,401,526	2,452,731	2,405,822
Operating Costs and Expenses:
Cost of services rendered and products sold	1,512,389	1,483,220	1,461,057
Selling and administrative expenses	478,820	499,101	516,349
Amortization expense	61,540	67,443	99,918
Goodwill and trade name impairment	897,732
Trade name impairment		36,700
Restructuring charges	7,748	4,678	10,484
Total operating costs and expenses	2,958,229	2,091,142	2,087,808
Operating (Loss) Income	(556,703)	361,589	318,014
Non-operating Expense (Income):
Interest expense (income)	85,881	89,819	76,258
Interest and net investment loss (income)	9,991	3,491	3,596
(Loss) Income from Continuing Operations before Income Taxes	(652,575)	268,279	238,160
(Benefit) provision for income taxes	(101,629)	18,720	25,134
(Loss) Income from Continuing Operations	(550,946)	249,559	213,026
(Loss) income from discontinued operations, net of income taxes	(202)	19,497	17,868
Equity in earnings of subsidiaries (net of tax)	4,034	(111,863)	(117,729)
Net (Loss) Income	(547,114)	157,193	113,165
Total Comprehensive Loss	(546,632)	156,150	114,793
Non-Guarantors
Condensed Consolidating Financial Statements
Operating Revenue	851,010	811,446	777,219
Operating Costs and Expenses:
Cost of services rendered and products sold	407,724	388,201	371,293
Selling and administrative expenses	385,263	372,630	370,208
Amortization expense	3,758	23,687	35,860
Goodwill and trade name impairment	11,141
Restructuring charges	10,429	3,449	(244)
Total operating costs and expenses	818,315	787,967	777,117
Operating (Loss) Income	32,695	23,479	102
Non-operating Expense (Income):
Interest expense (income)	(18,024)	(6,373)	14,028
Interest and net investment loss (income)	(18,550)	(17,346)	(14,582)
Other expense	622	700	733
(Loss) Income from Continuing Operations before Income Taxes	68,647	46,498	(77)
(Benefit) provision for income taxes	70,264	101,814	58,974
Equity in losses of joint venture	(226)
(Loss) Income from Continuing Operations	(1,843)	(55,316)	(59,051)
(Loss) income from discontinued operations, net of income taxes	2	(46,678)	(50,283)
Net (Loss) Income	(1,841)	(101,994)	(109,334)
Total Comprehensive Loss	(2,179)	(103,323)	(105,070)
Eliminations
Condensed Consolidating Financial Statements
Operating Revenue	(59,255)	(58,305)	(55,647)
Operating Costs and Expenses:
Cost of services rendered and products sold	(58,444)	(57,715)	(55,046)
Selling and administrative expenses	(425)	(425)	(184)
Total operating costs and expenses	(58,869)	(58,140)	(55,230)
Operating (Loss) Income	(386)	(165)	(417)
Non-operating Expense (Income):
Interest and net investment loss (income)	(386)
(Loss) Income from Continuing Operations before Income Taxes		(165)	(417)
(Loss) Income from Continuing Operations		(165)	(417)
(Loss) income from discontinued operations, net of income taxes		165	417
Equity in earnings of subsidiaries (net of tax)	548,955	(55,199)	(3,831)
Net (Loss) Income	548,955	(55,199)	(3,831)
Total Comprehensive Loss	$ 548,811	$ (52,827)	$ (9,723)